Retirement Plans Assumed Health Care Cost Trend Rates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ 7
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates assumed for next year	9.13%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year the rate reaches the ultimate trend rate	2030
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates assumed for next year	7.30%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.80%
Year the rate reaches the ultimate trend rate	2029